EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS

15. EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

During 2011, the Company began sponsoring qualified defined contribution plans (collectively, the “Retirement Savings Plans”) for eligible employees. Eligibility is based upon a minimum age requirement and a minimum level of service. Participants may make contributions for a percentage of their annual compensation subject to Internal Revenue Service limits. The Company provides a matching contribution at the rate of 100% of up to between 4.5% and 7.0% (depending on the participant group) of a participant’s contribution. The Company also provides a non-elective fixed annual contribution of 2.0% to 3.5% of eligible compensation depending on the participant group. Total Company contributions to the Retirement Savings Plans were $0.6 million for the year ended December 31, 2011.

Defined Benefit Plan

During 2011, the Company also began to sponsor a defined benefit cash balance pension plan (the “Cash Balance Plan”) for eligible employees. Company contributions are made to the cash account of the participants equal to 5.0% of eligible compensation. Participants’ cash accounts also receive interest credits each year based upon the average thirty year United States Treasury bond rate published in September preceding the respective plan year. Participants become fully vested in their accounts after three years of service.

Funded Status and Net Period Benefit Costs

The changes to the benefit obligation, fair value of plan assets and funded status of the Cash Balance Plan for the year ended December 31, 2011 were as follows:

(in millions)	Year Ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of year	$—
Service cost	0.1
Plan amendments	0.4

Benefit obligation at end of year	$0.5

Change in plan assets:
Fair value of plan assets at beginning of year	$—
Employer contributions	0.1

Fair value of plan assets at end of year	$0.1

Reconciliation of funded status:
Fair value of plan assets at end of year	$0.1
Benefit obligation at end of year	0.5

Funded status at end of year	$(0.4)

At December 31, 2011, the projected benefit obligations exceeded the fair value of plan assets by $0.4 million. This unfunded pension obligation is classified in other liabilities on the consolidated balance sheet.

The components of net period benefit cost and other amounts recognized in member’s interest related to the Cash Balance Plan for the year ended December 31, 2011 were as follows:

Year Ended December 31, 2011
Components of net periodic benefit cost:
Service cost	$0.1

Net periodic benefit cost	$0.1

Changes recognized in member’s interest:
Prior service cost	$0.4

Total changes recognized in member’s interest	$0.4

Assumptions

The weighted average assumptions used to determine the Company’s benefit obligation are as follows:

December 31, 2011
Discount rate	4.75%
Rate of compensation increase	4.00%

The weighted average assumptions used to determine the net period benefit cost are as follows:

Year Ended December 31, 2011
Discount rate	5.00%
Expected long-term rate of return on plan assets	4.50%
Rate of compensation increase	4.00%

The assumptions used in the determination of the Company’s obligations and benefit cost are based upon management’s best estimates as of the annual measurement date. The discount rate utilized was based upon bond portfolio curves over a duration similar to the Cash Balance Plan’s expected future cash flows as of the measurement date. The expected long-term rate of return on plan assets is the weighted average rate of earnings expected of the funds invested or to be invested based upon the targeted investment strategy for the plan. The assumed average rate of compensation increase is the average annual compensation increase expected over the remaining employment periods for the participating employees.

Contributions, Plan Assets and Estimated Future Benefit Payments

Employer contributions were made during December 2011 based upon ERISA’s minimum required funding amounts. These contributions were invested entirely into a money market fund which is deemed a Level 1 asset as described in Note 12. The Company expects funding requirements of approximately $0.4 million during 2012.

At December 31, 2011, anticipated benefit payments to participants from the Cash Balance Plan in future years are as follows:

(in millions)
2012	$—
2013	0.1
2014	0.2
2015	0.3
2016	0.4
2017-2021	3.8